27 Benefits offered to team members (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Benefits Offered To Team Members
Balance at beginning of year	R$ 274,366	R$ 240,190	R$ 201,516
Health care	5,817	7,446	11,334
Current service cost	8,233	5,842	5,058
Interest cost	14,796	4,906	4,139
Benefits paid	(4,677)	(3,845)	(3,399)
Change plan	4,948	1,391
Actuarial losses (gain)	161,250	(3,713)	9,661
Exchange variation	5,684	22,149	11,881
Balance at the end of the year	R$ 470,417	R$ 274,366	R$ 240,190